Lease Assets - Impairment losses and Related Recoverable Amounts for Reportable Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ (8.1)	$ (5.8)
Net impairment of lease assets and property and equipment	(5.5)	24.8
Recoverable amount	4.3	7.9
Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(2.5)	(3.8)
Net impairment of lease assets and property and equipment	(2.4)	8.6
Recoverable amount	0.0	0.0
United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(3.4)	(1.2)
Net impairment of lease assets and property and equipment	(3.1)	16.2
Recoverable amount	0.0	6.8
Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(2.2)	(0.8)
Net impairment of lease assets and property and equipment	0.0	0.0
Recoverable amount	4.3	1.1
Lease assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2.6	23.7
Lease assets | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0.1	10.5
Lease assets | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0.3	12.6
Lease assets | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 2.2	0.6
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		6.9
Property and equipment | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1.9
Property and equipment | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		4.8
Property and equipment | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 0.2